Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	0	73,249,000	73,249,000
Redeemable convertible preferred stock, shares issued	0	71,751,000	71,755,000
Redeemable convertible preferred stock, shares outstanding	0	71,751,000	71,755,000
Redeemable convertible preferred stock, aggregate liquidation preference		$ 372,496	$ 344,925
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	65,000,000	65,000,000
Common stock, shares issued	56,035,000	9,755,000	8,127,000
Common stock, shares outstanding	54,259,000	7,980,000	8,127,000
Treasury stock, at cost	1,776,000	1,776,000	1,776,000
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	146,856,000	146,856,000
Preferred stock, shares issued	0	131,372,000	131,372,000
Preferred stock, shares outstanding	0	131,372,000	131,372,000
Aggregate liquidation preference		$ 24,183	$ 24,183